Shareholders' Equity (Details) - $ / shares	Mar. 31, 2024	Feb. 20, 2024	Jan. 23, 2024	Dec. 31, 2023	Dec. 31, 2022
Shareholders’ Equity [Line Items]
Common shares, shares authorized	150,000,000			150,000,000	150,000,000
Common shares, shares issued	81,396,664			71,905,363	57,500,000
Preferred stock, shares authorized	1,000,000			1,000,000	1,000,000
Preferred stock, shares issued	0			0	0
Preferred stock, shares outstanding	0			0	0
Common shares, shares outstanding	81,396,664			71,905,363	57,500,000
Shares issued	2,796,554	100,000	81,301	2,796,554
Market value price per share (in Dollars per share)	$ 10	$ 0.35	$ 1.01	$ 10
Warrants issued				90,000
Warrants term				5 years
Warrant [Member]
Shareholders’ Equity [Line Items]
Warrants to purchase	12,435,000			12,345,000	11,945,000
Issued additional warrants				400,000
Warrants term				5 years
Class A Common Stock [Member]
Shareholders’ Equity [Line Items]
Common shares, shares authorized					100,000,000
Class B Common Stock [Member]
Shareholders’ Equity [Line Items]
Common shares, shares authorized					10,000,000